Benefit Plans (Changes in Accumulated Benefit Obligation of Postretirement Benefit Plans) (Details) (Postretirement [Member], Post Retirement Health Care Plans [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1,	$ 132	$ 115
Service cost	3	2	2
Interest cost	5	5	5
Benefits paid	(5)	(4)
Assumption changes	(23)	10
Actuarial losses (gains)	1	4
Plan changes	0	0
Currency	0	0
Benefit obligation at December 31,	113	132	115
Non-U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1,	113	96
Service cost	2	2	2
Interest cost	5	5	5
Benefits paid	(5)	(5)
Assumption changes	(5)	11
Actuarial losses (gains)	(3)	6
Plan changes	(1)	(3)
Currency	(6)	1
Benefit obligation at December 31,	$ 100	$ 113	$ 96